SUPPLEMENTAL CASH FLOWS INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Operating cash flows payments for operating leases
Right-of-use assets obtained in exchange for new operating lease liabilities